Organization and Summary of Significant Accounting Policies (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of share-based compensation expense related to share-based awards
Share-based compensation expense included in operating expenses	$ 2,742,000	$ 2,962,000	$ 8,568,000	$ 5,672,000	$ 8,604,000	$ 254,000
Share-based compensation expense from:
Stock options					7,640,000	254,000
Restricted stock awards and restricted stock units					964,000	0
Share-based compensation expense included in operating expenses			8,568,000	5,672,000	8,604,000	254,000
Research and development [Member]
Summary of share-based compensation expense related to share-based awards
Share-based compensation expense included in operating expenses					805,000	0
General and administrative [Member]
Summary of share-based compensation expense related to share-based awards
Share-based compensation expense included in operating expenses					$ 7,799,000	$ 254,000